36. Financial instruments and risk management (Details 6)	12 Months Ended
Dec. 31, 2018
Probable Scenario [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
CDI	6.40%
LIBOR	2.88%
USD	3.8748
Possible Scenario [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
CDI	8.00%
LIBOR	3.59%
USD	4.8435
Remote Scenario [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
CDI	9.60%
LIBOR	4.31%
USD	5.8122